Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Deficit

6. Stockholders’ Deficit

Common Stock

On June 17, 2024, the Company and Yorkville entered into the SEPA. Under the SEPA, the Company has the right to sell to Yorkville up to $25.0 million of its Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 24-month period. Sales of the Common Stock to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to Yorkville under the SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions precedent in the SEPA, which include having a resale shelf for shares of Common Stock issued to Yorkville declared effective, the Company has the right to direct Yorkville to purchase a specified number of shares of Common Stock by delivering written notice (each an “Advance”). An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.

Yorkville will generally purchase shares pursuant to an Advance at a price per share equal to 97% of the VWAP, on Nasdaq during the three consecutive trading days commencing on the date of the delivery of the Advance (unless the Company specifies a minimum acceptable price or there is no VWAP on the subject trading day).

The SEPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 24-month anniversary of the date of the SEPA or (ii) the date on which Yorkville shall have made payment for shares of Common Stock equal to $25.0 million. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding advances for which shares of Common Stock need to be issued and the Yorkville Note has been paid in full. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

As consideration for Yorkville’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company paid Yorkville a $25 thousand cash structuring fee. In addition, the Company must pay a commitment fee in shares equal to $0.5 million. In September 2024, the Company paid an equivalent of the commitment fee by issuing 526,312 shares of Common Stock to Yorkville.

In connection with the entry into the SEPA, on June 17, 2024, the Company entered into a registration rights agreement with Yorkville, pursuant to which the Company agreed to file with the SEC no later than August 30, 2024, a registration statement for the resale by Yorkville of the shares of Common Stock issued under the SEPA (including the commitment fee shares). The Company agreed to use commercially reasonable efforts to have such registration statement declared effective within 30 days of such filing and to maintain the effectiveness of such registration statement during the 24-month commitment period. The Company will not have the ability to request any Advances under the SEPA (nor may Yorkville convert the Yorkville Note into Common Stock) until such resale registration statement is declared effective by the SEC. The Company has not yet filed a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issued under the SEPA, which is deemed an event of default under the SEPA. As a result, the full unpaid principal and accrued interest amount of the Yorkville Note, plus a payment premium of 10%, may become immediately due and payable at Yorkville’s election. As of March 31, 2025, the Company has not accrued any payments related to these events of default.

The SEPA was accounted for as a liability under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized at inception and the forward option is recognized upon issuance of notice for the sale of Common Stock. The fair value of the derivative liability related to the embedded put option was estimated at $0.1 million and $0.4 million as of March 31, 2025 and December 31, 2024, respectively. The derivative liability is classified in other long-term liabilities on the condensed consolidated balance sheets. The estimated remeasurement adjustment is presented as a single line item within other (income) expense, net in the accompanying condensed consolidated statements of operations under the caption change in fair value of derivative liability. The embedded forward option was deemed to have no value as there were no notices for the sale of Common Stock as of March 31, 2025 and December 31, 2024.

10. Stockholders’ Deficit

Common Stock

During the year ended December 31, 2023, all shares of Series A-2 preferred stock and Series A-1 preferred stock were converted into Common Stock using an exchange ratio of 1:1. Subsequent to the Business Combination, the Company is authorized to issue 100,000,000 shares of Common Stock.

Each share of Common Stock entitles the stockholder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors. As of December 31, 2024, no dividends had been declared.

In February 2024, the Company entered into a stock repurchase agreement with a former holder of Convertible Promissory Notes pursuant to which the Company repurchased 187,745 shares of Common Stock in exchange for cash of $0.5 million that is payable in installments. The Company made payments of $0.1 million in July and October 2024 and the remaining $0.3 million is expected to be repaid in early 2025. The $0.5 million represents the principal and accrued interest outstanding on the holder’s Convertible Promissory Note immediately prior to the Business Combination. The $0.3 million outstanding at December 31, 2024 is classified in accounts payable and accrued expenses on the consolidated balance sheets. The 187,745 repurchased shares were reclassified to treasury stock as of December 31, 2024.

As of December 31, 2024, the Company had an outstanding forward contract to issue 1,240,644 shares of its Common Stock to ARC Group Limited for success fees earned from Data Knights in connection with the Business Combination. The forward contract was included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815.

Standby Equity Purchase Agreement

On June 17, 2024, the Company and Yorkville entered into the SEPA. Under the SEPA, the Company has the right to sell to Yorkville up to $25.0 million of its Common Stock, subject to certain limitations and conditions set forth in the SEPA, from time to time, over a 24-month period. Sales of the Common Stock to Yorkville under the SEPA, and the timing of any such sales, are at the Company’s option, and the Company is under no obligation to sell any shares of Common Stock to Yorkville under the SEPA except in connection with notices that may be submitted by Yorkville, in certain circumstances as described below.

Upon the satisfaction of the conditions precedent in the SEPA, which include having a resale shelf for shares of Common Stock issued to Yorkville declared effective, the Company has the right to direct Yorkville to purchase a specified number of shares of Common Stock by delivering written notice (each an “Advance”). An Advance may not exceed the greater of (i) 100% of the average of the daily trading volume of the Common Stock on Nasdaq, during the five consecutive trading days immediately preceding the date of the Advance, and (ii) five hundred thousand (500,000) shares of Common Stock.

Yorkville will generally purchase shares pursuant to an Advance at a price per share equal to 97% of the VWAP, on Nasdaq during the three consecutive trading days commencing on the date of the delivery of the Advance (unless the Company specifies a minimum acceptable price or there is no VWAP on the subject trading day).

The SEPA will automatically terminate on the earliest to occur of (i) the first day of the month next following the 24-month anniversary of the date of the SEPA or (ii) the date on which Yorkville shall have made payment for shares of Common Stock equal to $25.0 million. The Company has the right to terminate the SEPA at no cost or penalty upon five trading days’ prior written notice to Yorkville, provided that there are no outstanding advances for which shares of Common Stock need to be issued and the Yorkville Note has been paid in full. The Company and Yorkville may also agree to terminate the SEPA by mutual written consent.

As consideration for Yorkville’s commitment to purchase the shares of Common Stock pursuant to the SEPA, the Company paid Yorkville a $25 thousand cash structuring fee. In addition, the Company must pay a commitment fee in shares equal to $0.5 million. In September 2024, the Company paid an equivalent of the commitment fee by issuing 526,312 shares of Common Stock to Yorkville.

In connection with the entry into the SEPA, on June 17, 2024, the Company entered into a registration rights agreement with Yorkville, pursuant to which the Company agreed to file with the SEC no later than August 30, 2024, a registration statement for the resale by Yorkville of the shares of Common Stock issued under the SEPA (including the commitment fee shares). The Company agreed to use commercially reasonable efforts to have such registration statement declared effective within 30 days of such filing and to maintain the effectiveness of such registration statement during the 24-month commitment period. The Company will not have the ability to request any Advances under the SEPA (nor may Yorkville convert the Yorkville Note into Common Stock) until such resale registration statement is declared effective by the SEC. The Company has not yet filed a registration statement with the SEC for the resale by Yorkville of the shares of Common Stock issued under the SEPA, which is deemed an event of default under the SEPA. As a result, the full unpaid principal and accrued interest amount of the Yorkville Note, plus a payment premium of 10%, may become immediately due and payable at Yorkville’s election. As of December 31, 2024, the Company has not accrued any payments related to these events of default.

The SEPA was accounted for as a liability under ASC 815 as it includes an embedded put option and an embedded forward option. The put option is recognized at inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. The fair value of the derivative liability related to the embedded put option was estimated at $0.2 million at the inception of the agreement and $0.4 million as of December 31, 2024. The $0.4 million outstanding at December 31, 2024 is classified in other long-term liabilities on the consolidated balance sheets. The estimated issuance date fair value and remeasurement adjustment is presented as a single line item within other expense (income), net in the accompanying consolidated statements of operations under the caption change in fair value of derivative liability. The embedded forward option was deemed to have no value as there were no notices for the sale of the Company’s Common Stock as of December 31, 2024.

Private Placements

July 2024 Financings

On July 23, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell 1,297,059 shares of its Common Stock at a price of $1.0278 per share and pre-funded warrants exercisable for 1,323,530 shares of its Common Stock at an exercise price of $1.0278 per share (the “July 2024 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock.

On July 25, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell 2,301,791 shares of its Common Stock at a price of $0.85 per share.

The Company received net proceeds of approximately $4.5 million from the July 2024 private placements, after deducting offering expenses of $0.1 million.

September 2024 Financing

On September 24, 2024, the Company entered into a securities purchase agreement with a certain institutional investor, pursuant to which the Company agreed to issue and sell to the investor 1,918,591 shares of its Common Stock at a price of $0.65 per share, warrants exercisable for 133,095 shares of its Common Stock at an exercise price of $0.325 per share (the “September 2024 Warrants”) and pre-funded warrants exercisable for 743,314 shares of its Common Stock at an exercise price of $0.65 per share (the “September 2024 Pre-Funded Warrants”). The investor was required to prepay the exercise price for the pre-funded warrants, other than $0.0001 per share. The warrants and pre-funded warrants will be exercisable at any time after the date of issuance and will not expire. Holders of pre-funded warrants are entitled to receive dividends, if declared, on an as-if-converted-to-common-stock basis, and in the same form as dividends actually paid on shares of the Common Stock. The Company received net proceeds of approximately $1.7 million, after deducting an immaterial amount of offering expenses.

As of December 31, 2024, the Company had not yet issued the 1,918,591 shares of Common Stock in order to keep the investor’s ownership percentage below a defined threshold. The net proceeds of $1.7 million was recorded akin to an equity forward sale contract and was included in additional paid-in-capital in stockholders’ deficit in the consolidated balance sheets as it met the criteria for equity accounting under ASC 815.

Preferred Stock

Subsequent to the Business Combination, the Company is authorized to issue 1,000,000 shares of preferred stock (“the Preferred Stock”). As of December 31, 2024 and 2023, no shares of Preferred Stock were issued or outstanding.